Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	53,752.00
Total Fee Amount	55,422.00
Total Offset Amount	0.00
Net Fee	$ 1,670.00